Share Capital - Rio Tinto Limited	12 Months Ended
Dec. 31, 2017
Disclosure Of Classes Of Share Capital [Abstract]
Share capital - Rio Tinto Limited

28 Share capital – Rio Tinto Limited

	2017	2016	2015
	Number	Number	Number	2017	2016	2015
	(million)	(million)	(million)	US$m	US$m	US$m
Issued and fully paid up share capital
At 1 January	424.19	424.19	435.76	3,915	3,950	4,535
Adjustment on currency translation				310	(35)	(503)
Ordinary shares purchased and cancelled (a) (b)	(11.78)	-	(11.57)	(85)	-	(82)
At 31 December	412.41	424.19	424.19	4,140	3,915	3,950
– Special Voting Share (c)	1 only	1 only	1 only
– DLC Dividend Share (c)	1 only	1 only	1 only
Total share capital	412.41	424.19	424.19

(a)

In November 2017, 11,778,064 Rio Tinto Limited ordinary shares were purchased at A$63.67 per share and cancelled under an off-market share buy-back programme carried out pursuant to the shareholder approval granted at Rio Tinto Limited’s 2017 annual general meeting for off-market and on-market buy-backs of up to 42.4 million Rio Tinto Limited ordinary shares.

(b)

In April 2015, 11,566,308 Rio Tinto Limited ordinary shares were purchased at A$48.44 per share and cancelled under an off-market share buy-back programme carried out pursuant to the shareholder approval granted at Rio Tinto Limited’s 2015 annual general meeting for off-market and on-market buy-backs of up to 43.5 million Rio Tinto Limited ordinary shares.

(c)

The “Special Voting Share” was issued to facilitate the joint voting by shareholders of Rio Tinto Limited and Rio Tinto plc on Joint Decisions following the DLC Merger. The “DLC Dividend Share” was issued to facilitate the efficient management of funds within the DLC structure. Directors have the ability to issue an Equalisation Share if that is required under the terms of the DLC Merger Sharing Agreement.

During 2017, US$37.5 million of shares (2016: US$48.5 million; 2015: US$37.0 million) were purchased by employee share ownership trusts on behalf of Rio Tinto Limited to satisfy future share options and awards as they vest. At 31 December 2017, 757,450 shares were held in the employee share ownership trusts on behalf of Rio Tinto Limited.

Information relating to share options and other share-based incentive schemes is given in note 43.